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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/09
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 42
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Peter Neumeier           Carmel, California     11/13/09
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 57
                                        --------------------

Form 13F Information Table Value Total: $185536
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5     COL. 6   COLUMN 7      COLUMN 8
-----------------------------  -------------- --------- -------- ----------------- -------  -------- ------------------
                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS  SOLE  SHARED NONE
-----------------------------  -------------- --------- -------- -------- --- ---- -------  -------- ------ ------ ----
Acacia Research                COM            003881307     3952   453725           453725  NONE     311825 141900
Ace Limited                    COM            037964964      337     6300             6300             6300      0
Banco Stantander Chile         COM            05965X109      288     5000             5000             5000      0
Berkshire Hathaway Inc.-CL B   CLB            084670207      665      200              200              200      0
Bio-Rad Laboratories           COM            090572207     8294    90275            90275            61775  28500
Burlington Northern, Inc.      COM            12189T104      527     6600             6600             6600      0
Camco International Ltd.       COM            G18708100       93   227000           227000           227000      0
Cameron International          COM            13342B105      227     6000             6000             6000      0
Canadian National Rail         COM            136375102      402     8200             8200             8200      0
Casey's General Stores, Inc.   COM            147528103     4800   152965           152965           107850  45115
Catalyst Health Solutions      COM            14888B103     2851   978000           978000            68200  29600
Climate Exchange PLC           COM            G2311R103       73     5500             5500             5500      0
Flagstone Reinsurance          COM            G3529T105     3390   300500           300500            18880 111700
FTI Consulting                 COM            302941109     1628    38200            38200            28975   9225
Fuel Systems Solutions         COM            35952W103     3840   106700           106700            68850  37850
Hanover Insurance Group        COM            410867105     6415   155220           155220           108675  46545
Harsco Corporation             COM            415864107     3998   112900           112900            78100  34800
Herbalife Ltd.                 COM            020884924     2279    69600            69600            69600      0
Jack Henry & Associates Inc.   COM            426281101     6178   263225           263225           226450  36775
Jacobs Engineering Group       COM            469814107     1960    42655            42655            31235  11420
JB Hunt Transport Services     COM            445658107     4876   151750           151750           106800  44950
Kirby Corporation              COM            497266106     6115   166075           166075           115350  50725
Lennox International Inc.      COM            526107107     6103   168975           168975           111975  57000
LMI Aerospace                  COM            502079106     2872   286300           286300           219100  67200
Maximus Inc.                   COM            577933104     2302    49400            49400            43400   6000
Micros Systems Inc.            COM            594901100     2415    80000            80000            80000      0
MTS Systems Corporation        COM            553777103     2743    93900            93900            82900  11000

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
COLUMN 1                          COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5     COL. 6   COLUMN 7      COLUMN 8
-----------------------------  -------------- --------- -------- ----------------- -------  -------- ------------------
                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS  SOLE  SHARED NONE
-----------------------------  -------------- --------- -------- -------- --- ---- -------  -------- ------ ------ ----
Mosaic Company                 COM            61945A107      168     3500             3500  NONE       3500      0
National-Oilwell Varco         COM            637071101      470    10900            10900            10900      0
NBTY, Inc.                     COM            628782104     7972   201425           201425           144250  57175
Northwest Pipe Company         COM            667746101     1099    33150            33150            25150   8000
Oceaneering International      COM            675232102     7409   130550           130550            76000  54550
Patterson Companies Inc.       COM            703395013     5641   207000           207000           160175  46825
Platinum Underwriters          COM            G7127P100     6856   191300           191300           131475  59825
Potash Corporation             COM            73755L107      181     2000             2000             2000      0
Precision Castparts Corp.      COM            740189105      214     2100             2100             2100      0
Priceline.com                  COM            741503403     1254     7560             7560             4935   2625
Regal-Beloit Corp.             COM            758750103     2603    56950            56950            39000  17950
SGL Carbon AG                  COM            D6949M108      187     4600             4600             4600      0
Snap-On Incorporated           COM            833034101     5516   158700           158700           111400  47300
SPDR Gold Trust                ETF            863307104     5785    58525            58525             7200  51325
SPDR S&P Retail EFT            ETF            78464A714     4297   125900           125900            13100 112800
Spartan Stores, Inc.           COM            846822104     4013   284025           284025           205700  78325
Stantec Inc.                   COM            85472N109     4316   172100           172100           128750  43350
Steven Madden, Ltd.            COM            556269108     8102   220100           220100           157100  63000
Superior Energy Service        COM            868157108     7928   352050           352050           254875  97175
T-3 Energy Services            COM            87306E107     2543   129100           129100            88600  40500
Tekelec                        COM            879101103     1479    90000            90000            90000      0
Telvent GIT SA                 COM            E90215109      145     5000             5000             5000      0
Teva Pharmaceutical            COM            881624209      531    10500            10500            10500      0
The Charles Schwab Corp.       COM            808513105      306    16000            16000            16000      0
Trading Emissions PLC          COM            G9006F104      491   282461           282461           282461      0

COLUMN 1                          COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5     COL. 6   COLUMN 7      COLUMN 8
-----------------------------  -------------- --------- -------- ----------------- -------  -------- ------------------
                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS  SOLE  SHARED NONE
-----------------------------  -------------- --------- -------- -------- --- ---- -------  -------- ------ ------ ----
Tupperware Brands Corp.        COM            899896104     7401   185400           185400  NONE     130150  55250
Validus Holdings Ltd.          COM            G9319H102     3204   124203           124203           115358   8845
Vossloh AG                     COM            D9494V101      449     3950             3950             3950      0
Wabtec Corporation             COM            929740108     7235   192775           192775           139400  53375
Warnaco Group Inc.             COM            934390402     8118   185100           185100           125400  59700